INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
Schedule of intangibles assets

	Gross
	Carrying	Accumulated
As of December 31, 2011	Amount	Amortization	Net
Acquired technical know-how	$2.3	$(1.9)	$0.4
Acquired technology	9.1	(9.0)	0.1
Acquired customer relationships	35.6	(20.1)	15.5
Other intangible assets	9.8	(8.7)	1.1
Total intangibles assets subject to amortization	56.8	(39.7)	17.1
Trade name	5.9	—	5.9
Total intangible assets, net	$62.7	$(39.7)	$23.0

	Gross
	Carrying	Accumulated
As of December 31, 2010	Amount	Amortization	Net

Acquired technical know-how	$2.3	$(1.8)	$0.5
Acquired technology	41.2	(7.2)	34.0
Acquired customer relationships	33.8	(14.0)	19.8
Other intangible assets	9.7	(2.2)	7.5
Total intangible assets subject to amortization	87.0	(25.2)	61.8
Trade name	94.2	—	94.2
Total intangible assets, net	$181.2	$(25.2)	$156.0